Group's Guarantees (Detail) (KRW) In Millions	Dec. 31, 2010
Guarantor Obligations [Line Items]
Expire Within One Year	9,452,753
Expire After One Year	5,860,279
Total Notional Amount Outstanding	15,313,032
Current Carrying Liability Amount	136,634	[1]
Amount of Recourse or Collateral Held	1,156,402
Maximum Potential Amount of Future Payments	15,313,032
Other | Other financial guarantees
Guarantor Obligations [Line Items]
Expire Within One Year	924,302
Expire After One Year	61,891
Total Notional Amount Outstanding	986,193
Current Carrying Liability Amount	6,346	[1]
Amount of Recourse or Collateral Held	137,481
Maximum Potential Amount of Future Payments	986,193
Financial Standby Letter of Credit
Guarantor Obligations [Line Items]
Expire Within One Year	392,815
Expire After One Year	146,799
Total Notional Amount Outstanding	539,614
Current Carrying Liability Amount	2,333	[1]
Amount of Recourse or Collateral Held	113,543
Maximum Potential Amount of Future Payments	539,614
Performance letters of credit and guarantees
Guarantor Obligations [Line Items]
Expire Within One Year	7,309,853
Expire After One Year	1,851,907
Total Notional Amount Outstanding	9,161,760
Current Carrying Liability Amount	104,830	[1]
Amount of Recourse or Collateral Held	905,378
Maximum Potential Amount of Future Payments	9,161,760
Liquidity facilities to SPEs
Guarantor Obligations [Line Items]
Expire Within One Year	352,626
Expire After One Year	893,851
Total Notional Amount Outstanding	1,246,477
Current Carrying Liability Amount	23,125	[1]
Maximum Potential Amount of Future Payments	1,246,477
Guarantees on trust accounts
Guarantor Obligations [Line Items]
Expire Within One Year	473,157
Expire After One Year	2,905,831
Total Notional Amount Outstanding	3,378,988
Maximum Potential Amount of Future Payments	3,378,988

[1]	Includes allowance for guarantees and liabilities recorded under ASC 460 (formerly FIN 45).